5. Notes Payable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Oct. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
Notes payable	$ 14,616	$ 4,616	$ 0
Note Payable One
Notes payable	$ 10,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Maturity Date	Jul. 06, 2017
Default Interest Rate | Note Payable One
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Note Payable
Debt Instrument, Interest Rate, Stated Percentage	5.00%	6.00%
Debt Instrument, Maturity Date	Jul. 31, 2016	Jul. 31, 2016
Note Payable | Default Interest Rate
Debt Instrument, Interest Rate, Stated Percentage	18.00%